Quarterly Financial Data (Unaudited) (Tables) (Predecessor [Member])	12 Months Ended
Dec. 31, 2013
Predecessor [Member]
Condensed Financial Statements, Captions [Line Items]
Schedule of Unaudited Quarterly Financial Data
The Company's unaudited quarterly financial data for 2013 and 2012 is summarized below.

	2013
	First Quarter[a]	Second Quarter[a]	Third Quarter	Fourth Quarter
Revenues	$24,655	$25,147	$36,860	$36,380
Income from operations	14,948	7,114	27,039	22,520
Income tax (expense) benefit	—	(68)	—	(2,194)
Net income	$12,866	$7,859	$24,037	$17,976
Pro forma information:
Net income	$12,866	$7,859	$24,037	$17,976
Pro forma provision for income taxes	4,632	2,829	8,653	6,472
Pro forma net income	8,234	5,030	15,384	11,504
Earnings per share:
Basic and diluted	$0.26	$0.16	$0.48	$0.36

	2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$24,538	$26,195	$26,895	$26,799
Income from operations	12,086	13,291	14,476	(898)
Income tax (expense) benefit	(137)	97	405	(26)
Net income (loss)	$6,564	$23,174	$8,865	$(2,695)
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a    Amounts in the first and second quarter 2013 columns have been revised from what was previously stated in an unaudited note to our financial statements for the year ended December 31, 2013 included in our Annual Report on Form 10-K for the year ended December 31, 2013 to correct a transposition error. The revisions have no effect on the year to date financial results for the six months ended June 30, 2013 or the annual results for the year ended December 31, 2013.